Employee benefit plans (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
France
Discount rate	0.30%	0.70%	1.50%
Expected rate of return on plan assets	0.00%	0.00%	0.00%
Salary increases	3.00%	3.00%	3.00%
Switzerland
Discount rate	0.15%	0.25%
Expected rate of return on plan assets	1.50%	1.50%
Salary increases	1.50%	1.50%
Switzerland | Minimum
Discount rate			0.80%
Expected rate of return on plan assets			1.50%
Salary increases			0.50%
Switzerland | Maximum
Discount rate			0.90%
Expected rate of return on plan assets			2.00%
Salary increases			1.50%
India
Discount rate	0.00%	7.30%	7.72%
Expected rate of return on plan assets	0.00%	0.00%	0.00%
Salary increases	0.00%	9.00%	9.00%